UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     April 17, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $586,828 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508Y102     1000    25000 SH       SOLE    01              25000        0        0
AK STL HLDG CORP               COM              001547108    14561   970700 SH       SOLE    01             970700        0        0
ALCAN INC                      COM              013716105     4573   100000 SH       SOLE    01             100000        0        0
ALCOA INC                      COM              013817101    22003   720000 SH       SOLE    01             720000        0        0
ALERIS INTL INC                COM              014477103     2432    50600 SH       SOLE    01              50600        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    34528  1026100 SH       SOLE    01            1026100        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      668     1500 SH       SOLE    01               1500        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    13702   806500 SH       SOLE    01             806500        0        0
BEARINGPOINT INC               COM              074002106    13502  1590400 SH       SOLE    01            1590400        0        0
BED BATH & BEYOND INC          COM              075896100     9896   257700 SH       SOLE    01             257700        0        0
BRADLEY PHARMACEUTICALS INC    COM              104576103     1651   111000 SH       SOLE    01             111000        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889    22425   343516 SH       SOLE    01             343516        0        0
CENVEO INC                     COM              15670S105     8986   542000 SH       SOLE    01             542000        0        0
CHAPARRAL STL CO DEL           COM              159423102     9063   139600 SH       SOLE    01             139600        0        0
CHEMTURA CORP                  COM              163893100    10366   880000 SH       SOLE    01             880000        0        0
COLD SPRING CAP INC            COM              192865103     3595   665700 SH       SOLE    01             665700        0        0
COLD SPRING CAP INC            *W EXP 11/11/200 192865111      825  1331200 SH       SOLE    01            1331200        0        0
COMMERCIAL METALS CO           COM              201723103     1380    25800 SH       SOLE    01              25800        0        0
COMPTON PETE CORP              COM              204940100    31111  2423000 SH       SOLE    01            2423000        0        0
CVS CORP                       COM              126650100    10117   338700 SH       SOLE    01             338700        0        0
ENDEAVOR ACQUISITION CORP      UNIT 99/99/9999  292577202     5340   600000 SH       SOLE    01             600000        0        0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205     4101   125000 SH       SOLE    01             125000        0        0
FLOWSERVE CORP                 COM              34354P105    14579   249900 SH       SOLE    01             249900        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    21061   757300 SH       SOLE    01             757300        0        0
GUIDANT CORP                   COM              401698105    16393   210000 SH       SOLE    01             210000        0        0
HALLIBURTON CO                 COM              406216101    22563   309000 SH       SOLE    01             309000        0        0
HEMISPHERX BIOPHARMA INC       COM              42366C103     1260   350000 SH       SOLE    01             350000        0        0
IPSCO INC                      COM              462622101    12564   120700 SH       SOLE    01             120700        0        0
JARDEN CORP                    COM              471109108     9034   275000 SH       SOLE    01             275000        0        0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107    25852   332200 SH       SOLE    01             332200        0        0
KKR FINL CORP                  COM              482476306     4627   206300 SH       SOLE    01             206300        0        0
LAS VEGAS SANDS CORP           COM              517834107    22097   390000 SH       SOLE    01             390000        0        0
MGM MIRAGE                     COM              552953101     7972   185000 SH       SOLE    01             185000        0        0
OMNICARE INC                   COM              681904108    15177   276000 SH       SOLE    01             276000        0        0
ORACLE CORP                    COM              68389X105    19166  1400000 SH       SOLE    01            1400000        0        0
PERINI CORP                    COM              713839108    13393   441000 SH       SOLE    01             441000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     3864   100000 SH       SOLE    01             100000        0        0
POSCO                          SPONSORED ADR    693483109    10718   168000 SH       SOLE    01             168000        0        0
QUIDEL CORP                    COM              74838J101     5277   410000 SH       SOLE    01             410000        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     3442   200000 SH       SOLE    01             200000        0        0
SL GREEN RLTY CORP             COM              78440X101     2538    25000 SH       SOLE    01              25000        0        0
SOUTHWEST AIRLS CO             COM              844741108     4542   252500 SH       SOLE    01             252500        0        0
TARGET CORP                    COM              87612E106    18214   350200 SH       SOLE    01             350200        0        0
TEREX CORP NEW                 COM              880779103    14176   178900 SH       SOLE    01             178900        0        0
TERNIUM SA                     SPON ADR         880890108    22878   807000 SH       SOLE    01             807000        0        0
TEXAS INDS INC                 COM              882491103     2117    35000 SH       SOLE    01              35000        0        0
UNITED STATES STL CORP NEW     COM              912909108    13653   225000 SH       SOLE    01             225000        0        0
VAIL RESORTS INC               COM              91879Q109     4464   116800 SH       SOLE    01             116800        0        0
VULCAN MATLS CO                COM              929160109      468     5400 SH       SOLE    01               5400        0        0
WALTER INDS INC                COM              93317Q105    40185   603200 SH       SOLE    01             603200        0        0
WMS INDS INC                   COM              929297109     8729   290000 SH       SOLE    01             290000        0        0